Other Non-Current Assets (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2013		Mar. 31, 2012
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Line Items]
Intangible assets	¥ 63,220	[1]	¥ 23,325	[1]
Deferred tax assets	7,116		5,482
Other	5,810		5,379
Other non-current assets	¥ 76,146		¥ 34,186

[1]	"Intangible assets" information is described in Note 4 "Goodwill and other intangible assets"